Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	July 2018
Distribution Date	08/15/18
Transaction Month	51
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:		$1,335,346,691.89

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%		May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%		February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%		December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%		November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%		November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%		November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%		December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$-	-	$-	-	$-
Class C Notes	$32,927,469.94	0.9133834	$23,528,590.33	0.6526655	$9,398,879.60
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$62,307,469.94	0.0470128	$52,908,590.33	0.0399211	$9,398,879.60

Weighted Avg. Coupon (WAC)	3.61%		3.67%
Weighted Avg. Remaining Maturity (WARM)	14.78		14.20
Pool Receivables Balance	$83,182,793.25		$73,658,037.45
Remaining Number of Receivables	21,874		20,101

Adjusted Pool Balance	$82,337,670.32		$72,938,790.71

III. COLLECTIONS

Principal:
Principal Collections	$9,405,729.19
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$219,923.17
Total Principal Collections	$9,625,652.36

Interest:
Interest Collections	$243,962.09
Late Fees & Other Charges	$36,572.57
Interest on Repurchase Principal	$-
Total Interest Collections	$280,534.66

Collection Account Interest	$13,010.62
Reserve Account Interest	$5,090.44
Servicer Advances	$-

Total Collections	$9,924,288.08

1 of 3

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	July 2018
Distribution Date	08/15/18
Transaction Month	51
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$9,924,288.08
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$9,924,288.08

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$69,318.99	$-	$69,318.99	$69,318.99
	Collection Account Interest					$13,010.62
	Late Fees & Other Charges					$36,572.57
Total due to Servicer						$118,902.18

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$-		$-

	Total Class A interest:		$-		$-	$-

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$-		$-	$-

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$57,623.07		$57,623.07	$57,623.07

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

	Available Funds Remaining:					$9,686,309.66

9.	Regular Principal Distribution Amount:					$9,398,879.60

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$-		$-
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$9,398,879.60		$9,398,879.60
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$9,398,879.60		$9,398,879.60

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					287,430.06

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$845,122.93
Beginning Period Amount	$845,122.93
Current Period Amortization	$125,876.20
Ending Period Required Amount	$719,246.74
Ending Period Amount	$719,246.74
Next Distribution Date Required Amount	$608,280.63

2 of 3

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	July 2018
Distribution Date	08/15/18
Transaction Month	51
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	24.33%	27.46%	27.46%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.68%	19,635	95.63%	$70,439,778.65
30 - 60 Days	1.82%	365	3.34%	$2,461,688.14
61 - 90 Days	0.39%	79	0.84%	$620,121.22
91-120 Days	0.11%	22	0.19%	$136,449.44
121 + Days	0.00%	0	0.00%	$-
Total		20,101		$73,658,037.45

Delinquent Receivables 30+ Days Past Due
Current Period	2.32%	466	4.37%	$3,218,258.80
1st Preceding Collection Period	1.96%	429	3.71%	$3,083,980.01
2nd Preceding Collection Period	1.97%	463	3.67%	$3,428,536.10
3rd Preceding Collection Period	1.78%	439	3.21%	$3,346,716.64
Four-Month Average	2.01%		3.74%

Repossession in Current Period		11		$78,517.95
Repossession Inventory		54		$62,722.72

Current Charge-Offs
Gross Principal of Charge-Offs				$119,026.61
Recoveries				$(219,923.17)
Net Loss				$(100,896.56)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-1.46%

Average Pool Balance for Current Period				$78,420,415.35

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-1.54%
1st Preceding Collection Period				-0.81%
2nd Preceding Collection Period				-0.65%
3rd Preceding Collection Period				-0.82%
Four-Month Average				-0.95%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		19	3,124	$44,469,460.04
Recoveries		27	2,878	$(26,247,725.33)
Net Loss				$18,221,734.71
Cumulative Net Loss as a % of Initial Pool Balance				1.34%

Net Loss for Receivables that have experienced a Net Loss *		10	2,522	$18,391,012.75
Average Net Loss for Receivables that have experienced a Net Loss				$7,292.23

Principal Balance of Extensions				$469,869.54
Number of Extensions				62

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

3 of 3